Revenue from contracts with customers	6 Months Ended
Dec. 31, 2020
Revenue from contracts with customers
Revenue from contracts with customers

6         Revenue from contracts with customers

6.1      Disaggregation of revenue from contracts with customers

The principal activity of the Group is the operation of men’s and women’s professional football clubs. All of the activities of the Group support the operation of the football clubs and the success of the men’s first team in particular is critical to the on-going development of the Group. Consequently the chief operating decision maker (being the Board and executive officers of Manchester United plc) regards the Group as operating in one material segment, being the operation of professional football clubs.

All revenue derives from the Group’s principal activity in the United Kingdom. Revenue can be analysed into its three main components as follows:

	Three months ended		Six months ended
	31 December		31 December
	2020	2019	2020	2019
	£’000	£’000	£’000	£’000
Sponsorship	37,780	45,147	74,286	98,777
Retail, merchandising, apparel & product licensing	24,832	25,513	48,028	52,278
Commercial	62,612	70,660	122,314	151,055
Domestic competitions	51,706	50,440	87,989	78,327
European competitions	55,421	11,935	65,054	14,949
Other	1,577	2,322	3,259	4,297
Broadcasting	108,704	64,697	156,302	97,573
Matchday	1,534	33,098	3,206	55,198
	172,850	168,455	281,822	303,826

All non-current assets, other than US deferred tax assets, are held within the United Kingdom.

6.2      Assets and liabilities related to contracts with customers

Details of movements on assets related to contracts with customers are as follows:

Current
contract assets
– accrued
revenue
£’000
At 1 July 2019	39,532
Recognized in revenue during the period	74,877
Cash received/amounts invoiced during the period	(36,311)
At 31 December 2019	78,098
Recognized in revenue during the period	44,249
Cash received/amounts invoiced during the period	(76,381)
At 30 June 2020	45,966
Recognized in revenue during the period	64,354
Cash received/amounts invoiced during the period	(44,525)
At 31 December 2020	65,795

A contract asset (accrued revenue) is recognized if commercial, broadcasting or Matchday revenue performance obligations are satisfied prior to unconditional consideration being due under the contract.

The Group considered the current and expected future economic impact surrounding the COVID-19 pandemic and determined that there was no material impact on impairment of contract assets.

Details of movements on liabilities related to contracts with customers are as follows:

	Current	Non-current
	contract	contract	Total contract
	liabilities –	liabilities –	liabilities –
	deferred	deferred	deferred
	revenue	revenue	revenue
	£’000	£’000	£’000
At 1 July 2019	(190,146)	(33,354)	(223,500)
Recognized in revenue during the period	125,635	—	125,635
Cash received/amounts invoiced during the period	(69,317)	—	(69,317)
Reclassified to current during the period	(9,749)	9,749	—
At 31 December 2019	(143,577)	(23,605)	(167,182)
Recognized in revenue during the period	99,527	—	99,527
Cash received/amounts invoiced during the period	(122,678)	—	(122,678)
Reclassified to current during the period	(4,846)	4,846	—
At 30 June 2020	(171,574)	(18,759)	(190,333)
Recognized in revenue during the period	82,929	—	82,929
Cash received/amounts invoiced during the period	(43,815)	—	(43,815)
Reclassified to current during the period	(4,987)	4,987	—
At 31 December 2020	(137,447)	(13,772)	(151,219)

Commercial, broadcasting and Matchday consideration which is received in advance of the performance obligation being satisfied is treated as a contract liability (deferred revenue). The deferred revenue is then recognized as revenue when the performance obligation is satisfied. The Group receives substantial amounts of deferred revenue prior to the previous financial year end which is then recognized as revenue throughout the current and, where applicable, future financial years.